JPMorgan U.S. Government Money Market Fund Expense Example - Premier Shares [Member] - JPMorgan U.S. Government Money Market Fund - Premier	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530